Investment in Joint Ventures	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Aria Energy LLC [Member]
Investment in Joint Ventures [Line Items]
Investment in Joint Ventures

(6)    Investment in Joint Ventures

The Company holds 50% interests in two joint ventures accounted for using the equity method — Mavrix, LLC (Mavrix) and Sunshine Gas Producers, LLC. Up until the sale of LESPH in June 2021, the Company also held 50% interests in the following four joint ventures: Riverview Energy Systems, LLC, Adrian Energy Systems, LLC, Salem Energy Systems, LLC and Salt Lake Energy Systems LLC. See note 3(j) and note 7 for more discussion on the sale of LESPH.

Under the terms of the Mavrix LLC Contribution Agreement dated September 30, 2017, the Company is required to make an Earn-Out Payment to its JV partner holding the other 50% membership (in Mavrix LLC) of an amount up to $9.5 million. As defined in the Contribution Agreement, the payment represents additional consideration for the Company’s equity interest in Mavrix, the Earn-Out Payment will be based on the performance of certain projects owned by Mavrix, through the Earn-Out Period which ends September 30, 2022. No Earn-Out Payment is made until after the Earn-Out Period. The Company has estimated the Earn-Out Payment to be $1,714 at June 30, 2021 and $1,400 at December 31, 2020, and has recorded these amounts in other long-term liabilities in the respective periods.

Summary information on the joint ventures is as follows:

	June 30, 2021	December 31 2020
Assets	$186,521	171,288
Liabilities	14,862	13,570
Net assets	$171,659	157,718
Company’s share of equity in net assets	$85,299	77,993
	Six Months Ending June 30,
	2021	2020
Revenue	$52,902	24,892
Net income	25,275	7,112
Company’s share of net income	13,325	3,446

Note 6 — Investment in Joint Ventures

The Company holds 50% interests in six joint ventures accounted for using the equity method — Mavrix, LLC, Riverview Energy Systems, LLC, Adrian Energy Systems, LLC, Salem Energy Systems, LLC, Salt Lake Energy Systems LLC, and Sunshine Gas Producers, LLC.

Under the terms of the Mavrix LLC Contribution Agreement dated September 30, 2017, the Company is required to make an Earn-Out Payment to its JV partner holding the other 50% membership (in Mavrix LLC) of an amount up to $9.5 million. As defined in the Contribution Agreement, the payment represents additional consideration for the Company’s equity interest in Mavrix, the Earn-Out Payment will be based on the performance of certain projects owned by Mavrix, through the Earn-Out Period which ends September 30, 2022. No Earn-Out Payment is made until after the Earn-Out Period. The Company has estimated the Earn-Out Payment to be $1,400, and has recorded that amount in other long-term liabilities.

Summary information on the joint ventures is as follows:

	December 31
	2020	2019
Assets	$171,288	150,390
Liabilities	13,570	9,745
Net assets	$157,718	140,645
Company’s share of equity in net assets	$77,993	70,108
	December 31
	2020	2019
Revenue	$60,459	45,298
Net income	18,801	9,358
Company’s share of net income	9,298	4,378